Business Combinations - Summary of fair value of the acquired assets and the assumed liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Apr. 04, 2018
Assets
Cash and cash equivalents	$ 24,648
Liabilities
Goodwill			$ 28,484
Non-controlling interest		$ (1,307)
PELSA [member]
Assets
Property, plant and equipment			312,728
Other intangible assets			494
Trade and other receivables			27,857
Other financial assets			19,712
Inventories		$ 2,201	3,952
Cash and cash equivalents			10,216
Total assets acquired			374,959
Liabilities
Deferred income tax liabilities			56,396
Provisions			11,085
Employee defined benefits plan obligation			2,856
Salaries and social security payable			1,178
Income tax Payable			2,914
Other taxes and royalties payable			3,394
Accounts payable and accrued liabilities			10,240
Total liabilities assumed			88,063
Net assets acquired			286,896
Goodwill			11,999
Non-controlling interest			(1,307)
Total consideration			297,588
Oil and gas properties [member]
Assets
Property, plant and equipment			86,096
Deferred income tax asset			1,226
Cash and cash equivalents
Total assets acquired			87,322
Liabilities
Provisions			6,406
Salaries and social security payable			1,023
Total liabilities assumed			7,429
Net assets acquired			79,893
Goodwill			5,542
Total consideration			85,435
APCO [member]
Assets
Property, plant and equipment			380,386
Other intangible assets			417
Trade and other receivables			34,076
Other financial assets			13,579
Inventories			4,409
Cash and cash equivalents			14,432
Total assets acquired			447,299
Liabilities
Deferred income tax liabilities			67,503
Provisions			12,881
Employee defined benefits plan obligation			3,483
Salaries and social security payable			1,312
Income tax Payable			6,458
Other taxes and royalties payable			3,349
Accounts payable and accrued liabilities			13,495
Total liabilities assumed			108,481
Net assets acquired			338,818
Goodwill			10,943
Total consideration			$ 349,761